Leases (Details) - Lessee, Operating Lease, Disclosure - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets
ROU assets - operating lease	$ 96,354	$ 101,883	$ 0
Total ROU assets	96,354	101,883
Liabilities
Current operating lease liability	21,704	21,365	0
Long-term operating lease liability	75,992	81,494	$ 0
Total lease liabilities	$ 97,696	$ 102,859